Schedule of Details of Expense from Performance Rights, Options and Warrants (Details) (Parenthetical)	1 Months Ended		12 Months Ended
	Dec. 31, 2023 Integer	Jul. 31, 2023 Integer	Jun. 30, 2024 Integer shares	Jun. 30, 2023 Integer	Jun. 30, 2022 Integer
Notes and other explanatory information [abstract]
Advisor Options vested and were exercised	327,142	327,142
Advisor Options forfeited	16,193	16,193	211,913	84,862
Ordinary Shares on exercise | shares			65,000
Price per share equal percentage			125.00%